Consolidated statements of shareholders' equity	EUR (€) shares	Equity Attributable To Owners Of Parent [Member] EUR (€)	Issued Capital [Member] EUR (€) shares	Treasury Shares [Member] EUR (€) shares	Share Premium [Member] EUR (€)	Retained Earnings [Member] EUR (€)	Reserve Of Exchange Differences On Translation [Member] EUR (€)	Reserve Of Cash Flow Hedges [Member] EUR (€)	Reserve Of Remeasurements Of Defined Benefit Plans [Member] EUR (€)	Noncontrolling Interests [Member] EUR (€)
Balance at beginning of period at Dec. 31, 2015	€ 9,805,591,000	€ 8,869,567,000	€ 312,863,000	€ (384,966,000)	€ 4,224,395,000	€ 5,369,493,000	€ (364,636,000)	€ (55,271,000)	€ (232,311,000)	€ 936,024,000
Balance at beginning of period (in shares) at Dec. 31, 2015 | shares			312,863,071	(7,548,951)
Proceeds from exercise of options and related tax effects	41,937,000	41,937,000	€ 908,000		41,029,000
Proceeds from exercise of options and related tax effects (in shares) | shares			907,720
Compensation expense related to stock options	23,210,000	23,210,000			23,210,000
Purchase of treasury stock	0
Withdrawal of treasury stock			€ (6,549,000)	€ 333,973,000	(327,424,000)
Withdrawal of treasury stock (in shares) | shares			(6,549,000)	6,549,000
Dividends paid	244,251,000	244,251,000				244,251,000
Purchase/sale of noncontrolling interests	62,879,000	(1,095,000)			(1,095,000)					63,974,000
Contributions from/to noncontrolling interests	(237,103,000)									(237,103,000)
Net income	1,420,052,000	1,143,980,000				1,143,980,000				276,072,000
Other comprehensive income (loss) related to:
Foreign currency translation	368,429,000	333,921,000					338,617,000	(908,000)	(3,788,000)	34,508,000
Cash flow hedges, net of related tax effects	18,072,000	18,072,000						18,072,000
Pensions, net of related tax effects	(24,338,000)	(24,338,000)							(24,338,000)
Total comprehensive income	1,782,215,000	1,471,635,000								310,580,000
Balance at end of period at Dec. 31, 2016	11,051,132,000	9,977,657,000	€ 307,222,000	€ (50,993,000)	3,960,115,000	6,085,876,000	(26,019,000)	(38,107,000)	(260,437,000)	1,073,475,000
Balance at end of period (in shares) at Dec. 31, 2016 | shares			307,221,791	(999,951)
Noncontrolling interests subject to put provisions	183,346,000	183,346,000				183,346,000
Proceeds from exercise of options and related tax effects	43,833,000	43,833,000	€ 889,000		42,944,000
Proceeds from exercise of options and related tax effects (in shares) | shares			889,209
Compensation expense related to stock options	11,736,000	11,736,000			11,736,000
Purchase of treasury stock	(57,938,000)	(57,938,000)		€ (57,938,000)
Purchase of treasury shares (in shares) | shares				660,000
Dividends paid	293,973,000	293,973,000				293,973,000
Purchase/sale of noncontrolling interests	(17,129,000)	(45,550,000)			(45,550,000)					28,421,000
Contributions from/to noncontrolling interests	(244,423,000)	65,564,000								(244,423,000)
Net income	1,554,534,000	1,279,788,000				1,279,788,000				274,746,000
Other comprehensive income (loss) related to:
Foreign currency translation	(1,284,173,000)	(1,160,038,000)					(1,177,885,000)	195,000	17,652,000	(124,135,000)
Cash flow hedges, net of related tax effects	19,576,000	19,576,000						19,576,000
Pensions, net of related tax effects	(20,553,000)	(20,553,000)							(20,553,000)
Total comprehensive income	269,384,000	118,773,000								150,611,000
Balance at end of period at Dec. 31, 2017	10,828,186,000	9,820,102,000	€ 308,111,000	€ (108,931,000)	3,969,245,000	7,137,255,000	(1,203,904,000)	(18,336,000)	(263,338,000)	1,008,084,000
Balance at end of period (in shares) at Dec. 31, 2017 | shares			308,111,000	(1,659,951)
Noncontrolling interests subject to put provisions	(830,773,000)
Proceeds from exercise of options and related tax effects	€ 38,777,000	38,777,000	€ 859,000		37,918,000
Proceeds from exercise of options and related tax effects (in shares) | shares	859,000		858,652
Compensation expense related to stock options	€ 6,713,000	6,713,000			6,713,000
Purchase of treasury stock	(37,221,000)	(37,221,000)		€ (37,221,000)
Purchase of treasury shares (in shares) | shares				431,000
Withdrawal of treasury stock			€ (1,091,000)	€ 95,159,000	(94,068,000)
Withdrawal of treasury stock (in shares) | shares			(1,091,000)	1,091,000
Dividends paid	324,838,000	324,838,000				324,838,000
Purchase/sale of noncontrolling interests	17,476,000	(46,463,000)			(46,463,000)					63,939,000
Contributions from/to noncontrolling interests	(214,167,000)									(214,167,000)
Net income	2,225,657,000	1,981,924,000				1,981,924,000				243,733,000
Other comprehensive income (loss) related to:
Foreign currency translation	327,317,000	285,359,000					292,431,000	(18,000)	(7,054,000)	41,958,000
Cash flow hedges, net of related tax effects	16,826,000	16,826,000						16,826,000
Pensions, net of related tax effects	(20,357,000)	(20,357,000)
Total comprehensive income	2,549,443,000	2,263,752,000								285,691,000
Balance at end of period at Dec. 31, 2018	€ 12,901,958,000	11,758,411,000	€ 307,879,000	€ (50,993,000)	3,873,345,000	8,831,930,000	(911,473,000)	(1,528,000)	(290,749,000)	1,143,547,000
Balance at end of period (in shares) at Dec. 31, 2018 | shares	307,878,652		307,878,652	(999,951)
Adjusted balance application IFRS 9	€ 10,823,110,000	€ 9,815,026,000	€ 308,111,000	€ (108,931,000)	€ 3,969,245,000	€ 7,132,179,000	€ (1,203,904,000)	€ (18,336,000)	€ (263,338,000)	€ 1,008,084,000
Noncontrolling interests subject to put provisions	€ (818,871,000)